Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Comprehensive Income [Abstract]
Net income	$ 4,547	$ 3,687	$ 3,496
Other comprehensive income
Unrealized gains (losses) arising during the period	657	1,081	(148)
Income tax effect	(223)	(368)	50
Reclassification adjustment for gains on available for sale securities included in net income		(237)	(148)
Income tax effect		81	51
Other comprehensive income (loss)	434	557	(195)
Total comprehensive income	$ 4,981	$ 4,244	$ 3,301